Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Mar. 31, 2022
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and benefits	$ 21,752		$ 19,180	$ 25,865
Accrued legal contingencies	16,881		5,025	13,600
Capital lease, current portion	2,574		4,396
Tooling, machinery, and equipment received not invoiced	7,243		509
Engineering, design, and testing services received not invoiced	6,620			20,750
Deposits from customers	4,354		3,523
Due to affiliates	6,673		5,123	7,075
Obligation to issue registered shares of Class A Common Stock	12,635	[1]			[1]
Other current liabilities	11,780		14,626
Total accrued expenses and other current liabilities	$ 90,512		$ 52,382	$ 86,766

[1]	The obligation to issue registered shares of Class A Common Stock was reclassified to Commitment to issue Class A Common Stock upon the adoption of ASU 2020-06 (see Note 7, Fair Value of Financial Instruments).